ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Shares	Value
Common Stocks (98.69%)
Banking (2.32%)
Bank of America Corp.	189,000	$ 5,883,570
Citigroup Inc.	393,400	18,092,466
First Hawaiian Inc.	445,400	10,115,034
M&T Bank Corp.	62,000	9,882,180
Prosperity Bancshares Inc.	137,200	9,366,644
Wells Fargo & Co.	2,184,000	85,547,280
		138,887,174
Consumer Discretionary Products (1.73%)
HNI Corp.	1,439,200	49,925,848
NIKE Inc., Class B	26,000	2,657,200
PVH Corp.	9,400	534,860
Ralph Lauren Corp.	113,300	10,157,345
Tapestry Inc.	471,700	14,396,284
Tesla Inc.(a)	38,800	26,128,696
		103,800,233
Consumer Discretionary Services (1.09%)
Caesars Entertainment Inc.(a)	29,800	1,141,340
Carnival Corp.(a)	112,600	973,990
Domino's Pizza Inc.	17,600	6,858,896
Grand Canyon Education Inc.(a)	105,600	9,946,464
Las Vegas Sands Corp.(a)	47,800	1,605,602
McDonald's Corp.	12,600	3,110,688
MGM Resorts International	49,000	1,418,550
Norwegian Cruise Line Holdings Ltd.(a)	58,100	646,072
Penn National Gaming Inc.(a)	22,700	690,534
Royal Caribbean Cruises Ltd.(a)	31,100	1,085,701
Service Corp. International	151,000	10,437,120
Starbucks Corp.	151,900	11,603,641
Travel + Leisure Co.	142,500	5,531,850
Wyndham Hotels & Resorts Inc.	143,200	9,411,104
Wynn Resorts Ltd.(a)	14,600	831,908
		65,293,460
Consumer Staple Products (6.79%)
Altria Group Inc.	695,100	29,034,327
Clorox Co., The	13,200	1,860,936
Coca-Cola Co., The	847,000	53,284,770
Colgate-Palmolive Co.	466,300	37,369,282
General Mills Inc.	33,900	2,557,755
Kellogg Co.	179,400	12,798,396
McCormick & Co. Inc.	857,200	71,361,900
PepsiCo Inc.	496,000	82,663,360
Philip Morris International Inc.	8,200	809,668
Procter & Gamble Co., The	801,555	115,255,593
		406,995,987
Financial Services (0.48%)
American Express Co.	6,080	842,810
BlackRock Inc.	20,700	12,607,128
Credit Acceptance Corp.(a)	5,100	2,414,391
Invesco Ltd.	18,800	303,244
	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Northern Trust Corp.	20,600	$ 1,987,488
OneMain Holdings Inc.	292,000	10,914,960
		29,070,021
Health Care (22.53%)
Abbott Laboratories	847,500	92,080,875
AbbVie Inc.	612,600	93,825,816
Agilent Technologies Inc.	548,071	65,094,393
Amgen Inc.	176,485	42,938,800
Bristol-Myers Squibb Co.	18,800	1,447,600
Chemed Corp.	20,500	9,622,495
CVS Health Corp.	21,000	1,945,860
Eli Lilly & Co.	934,700	303,057,781
Gilead Sciences Inc.	169,900	10,501,519
IQVIA Holdings Inc.(a)	44,300	9,612,657
Johnson & Johnson	2,481,600	440,508,816
Merck & Co. Inc.	82,250	7,498,733
Organon & Co.	17,103	577,226
Pfizer Inc.	2,215,732	116,170,829
QIAGEN NV(a)	203,600	9,609,920
Regeneron Pharmaceuticals Inc.(a)	18,700	11,054,131
UnitedHealth Group Inc.	27,800	14,278,914
Zoetis Inc.	705,696	121,302,085
		1,351,128,450
Industrial Products (5.40%)
3M Co.	135,000	17,470,350
Boeing Co., The(a)	46,200	6,316,464
Caterpillar Inc.	892,521	159,547,054
Emerson Electric Co.	126,400	10,053,856
General Dynamics Corp.	42,400	9,381,000
Honeywell International Inc.	11,700	2,033,577
Illinois Tool Works Inc.	652,500	118,918,125
		323,720,426
Industrial Services (1.68%)
American Airlines Group Inc.(a)	90,200	1,143,736
Cintas Corp.	11,800	4,407,654
Expeditors International of Washington Inc.	78,500	7,650,610
H&R Block Inc.	547,700	19,344,764
Landstar System Inc.	54,800	7,969,016
Old Dominion Freight Line Inc.	39,100	10,020,548
Republic Services Inc.	76,400	9,998,468
Ryder System Inc.	31,000	2,202,860
Union Pacific Corp.	35,100	7,486,128
United Airlines Holdings Inc.(a)	45,400	1,608,068
United Parcel Service Inc., Class B	98,900	18,053,206
Waste Management Inc.	72,800	11,136,944
		101,022,002
Insurance (1.10%)
Allstate Corp., The	14,400	1,824,912
Aon PLC, Class A	39,600	10,679,328
Assurant Inc.	56,000	9,679,600
Berkshire Hathaway Inc., Class B(a)	18,100	4,941,662

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Insurance (Cont.)
Chubb Ltd.	46,700	$ 9,180,286
Hanover Insurance Group Inc., The	66,100	9,667,125
Travelers Cos. Inc., The	66,700	11,280,971
Willis Towers Watson PLC	43,800	8,645,682
		65,899,566
Materials (9.76%)
Air Products and Chemicals Inc.	830,000	199,598,400
AptarGroup Inc.	409,897	42,305,469
Ashland Global Holdings Inc.	88,800	9,150,840
Chemours Co., The	140,100	4,486,002
International Flavors & Fragrances Inc.	525,041	62,542,884
International Paper Co.	207,600	8,683,908
Newmont Corp.	63,200	3,771,144
Nucor Corp.	531,100	55,452,151
Rio Tinto PLC Sponsored ADR	740,000	45,140,000
Sherwin-Williams Co., The	27,500	6,157,525
Vulcan Materials Co.	1,039,200	147,670,320
		584,958,643
Media (8.57%)
Activision Blizzard Inc.	9,800	763,028
Alphabet Inc., Class A(a)	79,035	172,237,814
Alphabet Inc., Class C(a)	5,916	12,940,954
Charter Communications Inc., Class A(a)	18,200	8,527,246
Comcast Corp., Class A	105,600	4,143,744
DISH Network Corp., Class A(a)	34,700	622,171
Match Group Inc.(a)	39,600	2,759,724
Meta Platforms Inc., Class A(a)	127,470	20,554,538
Netflix Inc.(a)	61,600	10,771,992
Nexstar Media Group Inc., Class A	49,500	8,062,560
Sirius XM Holdings Inc.	1,528,600	9,370,318
Twitter Inc.(a)	105,800	3,955,862
Walt Disney Co., The(a)	2,609,840	246,368,896
World Wrestling Entertainment Inc., Class A	200,100	12,504,249
		513,583,096
Oil & Gas (4.09%)
APA Corp.	219,200	7,650,080
Cheniere Energy Inc.	35,500	4,722,565
Chevron Corp.	1,060,000	153,466,800
ConocoPhillips	26,000	2,335,060
Devon Energy Corp.	80,500	4,436,355
Diamondback Energy Inc.	24,500	2,968,175
EOG Resources Inc.	79,000	8,724,760
Exxon Mobil Corp.	265,600	22,745,984
Halliburton Co.	3,100	97,216
Marathon Oil Corp.	106,500	2,394,120
Occidental Petroleum Corp.	197,500	11,628,800
Targa Resources Corp.	119,400	7,124,598
Texas Pacific Land Corp.	11,400	16,963,428
		245,257,941
	Shares	Value
Common Stocks (Cont.)
Real Estate (1.73%)
AGNC Investment Corp.	1,323,600	$ 14,652,252
Apartment Income REIT Corp.	216,200	8,993,920
AvalonBay Communities Inc.	9,600	1,864,800
Camden Property Trust	77,200	10,381,856
Crown Castle International Corp.	68,200	11,483,516
Equity Residential	150,200	10,847,444
Healthpeak Properties Inc.	447,800	11,602,498
Iron Mountain Inc.	210,300	10,239,507
Mid-America Apartment Communities Inc.	9,000	1,572,030
Public Storage	37,200	11,631,324
WP Carey Inc.	123,100	10,200,066
		103,469,213
Renewable Energy (0.06%)
Enphase Energy Inc.(a)	18,700	3,650,988
Retail & Wholesale - Discretionary (1.65%)
Amazon.com Inc.(a)	212,000	22,516,520
AutoZone Inc.(a)	4,700	10,100,864
Best Buy Co. Inc.	193,300	12,601,227
Dick's Sporting Goods Inc.	7,400	557,738
Etsy Inc.(a)	17,600	1,288,496
Home Depot Inc., The	124,747	34,214,360
Lowe's Cos. Inc.	10,600	1,851,502
O'Reilly Automotive Inc.(a)	17,400	10,992,624
Williams-Sonoma Inc.	45,600	5,059,320
		99,182,651
Retail & Wholesale - Staples (6.55%)
Archer-Daniels-Midland Co.	3,291,354	255,409,070
Kroger Co., The	176,200	8,339,546
Walmart Inc.	1,063,200	129,263,856
		393,012,472
Software & Services (6.03%)
Accenture PLC, Class A	20,200	5,608,530
Adobe Inc.(a)	8,716	3,190,579
Amdocs Ltd.	58,400	4,865,304
ANSYS Inc.(a)	16,800	4,020,072
Automatic Data Processing Inc.	109,900	23,083,396
CACI International Inc., Class A(a)	33,200	9,355,096
CDK Global Inc.	261,500	14,322,355
CDW Corp.	38,300	6,034,548
EPAM Systems Inc.(a)	7,900	2,328,762
Genpact Ltd.	70,900	3,003,324
International Business Machines Corp.	89,200	12,594,148
Intuit Inc.	12,900	4,972,176
Jack Henry & Associates Inc.	5,300	954,106
Mastercard Inc., Class A	21,164	6,676,819
Microsoft Corp.	701,169	180,081,234
Oracle Corp.	23,700	1,655,919
Paychex Inc.	93,400	10,635,458
Roper Technologies Inc.	27,700	10,931,805

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software & Services (Cont.)
Science Applications International Corp.	102,200	$ 9,514,820
Verisk Analytics Inc.	50,000	8,654,500
Visa Inc., Class A	137,012	26,976,293
Western Union Co., The	721,800	11,888,046
		361,347,290
Technology Hardware & Semiconductors (15.70%)
Apple Inc.	4,926,568	673,560,377
Applied Materials Inc.	4,900	445,802
ASML Holding NV NY Reg. Shares	334,733	159,292,740
Broadcom Inc.	15,300	7,432,893
Cisco Systems Inc.	58,300	2,485,912
Corning Inc.	1,284,600	40,477,746
HP Inc.	455,900	14,944,402
Microchip Technology Inc.	137,900	8,009,232
NVIDIA Corp.	36,500	5,533,035
NXP Semiconductors NV	5,900	873,377
QUALCOMM Inc.	16,900	2,158,806
Texas Instruments Inc.	169,007	25,967,926
		941,182,248
Telecommunications (0.38%)
Lumen Technologies Inc.	1,370,900	14,956,519
Verizon Communications Inc.	153,200	7,774,900
		22,731,419
Utilities (1.05%)
American Water Works Co. Inc.	52,700	7,840,179
Dominion Energy Inc.	139,500	11,133,495
Duke Energy Corp.	70,000	7,504,700
IDACORP Inc.	76,200	8,071,104
Public Service Enterprise Group Inc.	167,500	10,599,400
Southern Co., The	118,100	8,421,711
WEC Energy Group Inc.	94,700	9,530,608
		63,101,197
Total Common Stocks (cost $1,854,231,678)		5,917,294,477
	Principal amount	Value
U.S. Treasury Obligations (0.09%)
U.S. Treasury Bill 1.820%, 11/25/2022(b),(c)	$ 5,235,000	5,191,606
Total U.S. Treasury Obligations (cost $5,196,095)		5,191,606
	Shares	Value
Short-term Investments (1.08%)
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(d)	64,738,631	$ 64,738,631
Total Short-term Investments (cost $64,738,631)		64,738,631
TOTAL INVESTMENTS (99.86%) (cost $1,924,166,404)		5,987,224,714
OTHER ASSETS, NET OF LIABILITIES (0.14%)		8,289,642
NET ASSETS (100.00%)		$5,995,514,356
(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
PLC –	Public Limited Company
ADR –	American Depositary Receipt
At June 30, 2022, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	238	9/16/2022	USD	45,095,050	$(614,611)

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Shares	Value
Common Stocks (68.43%)
Banking (1.66%)
Bank of America Corp.	47,200	$ 1,469,336
Citigroup Inc.	4,300	197,757
First Hawaiian Inc.	101,700	2,309,607
M&T Bank Corp.	19,000	3,028,410
Prosperity Bancshares Inc.	32,400	2,211,948
Wells Fargo & Co.	661,200	25,899,204
		35,116,262
Consumer Discretionary Products (0.42%)
HNI Corp.	160,000	5,550,400
NIKE Inc., Class B	5,500	562,100
Tapestry Inc.	34,900	1,065,148
Tesla Inc.(a)	2,500	1,683,550
		8,861,198
Consumer Discretionary Services (0.64%)
Domino's Pizza Inc.	4,300	1,675,753
Grand Canyon Education Inc.(a)	24,900	2,345,331
McDonald's Corp.	3,900	962,832
Service Corp. International	37,700	2,605,824
Starbucks Corp.	67,500	5,156,325
Travel + Leisure Co.	18,000	698,760
		13,444,825
Consumer Staple Products (5.45%)
Altria Group Inc.	109,700	4,582,169
Coca-Cola Co., The	177,257	11,151,238
Colgate-Palmolive Co.	27,300	2,187,822
Hershey Co., The	3,300	710,028
Kellogg Co.	132,500	9,452,550
Nestle SA Sponsored ADR	69,700	8,112,383
PepsiCo Inc.	46,400	7,733,024
Philip Morris International Inc.	32,500	3,209,050
Procter & Gamble Co., The	473,400	68,070,186
		115,208,450
Financial Services (0.36%)
American Express Co.	160	22,179
BlackRock Inc.	5,800	3,532,432
Credit Acceptance Corp.(a)	1,300	615,433
GATX Corp.	4,200	395,472
Northern Trust Corp.	5,200	501,696
OneMain Holdings Inc.	69,400	2,594,172
		7,661,384
Health Care (14.28%)
Abbott Laboratories	143,875	15,632,019
AbbVie Inc.	50,000	7,658,000
Agilent Technologies Inc.	143,787	17,077,582
Amgen Inc.	70,750	17,213,475
Bristol-Myers Squibb Co.	7,000	539,000
Chemed Corp.	4,800	2,253,072
CVS Health Corp.	5,300	491,098
Eli Lilly & Co.	212,000	68,736,760
Gilead Sciences Inc.	39,800	2,460,038
IQVIA Holdings Inc.(a)	13,000	2,820,870
	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Johnson & Johnson	417,700	$ 74,145,927
Medtronic PLC	5,300	475,675
Merck & Co. Inc.	71,600	6,527,772
Organon & Co.	10,320	348,300
Pfizer Inc.	728,140	38,176,380
QIAGEN NV(a)	47,200	2,227,840
Regeneron Pharmaceuticals Inc.(a)	4,500	2,660,085
UnitedHealth Group Inc.	5,300	2,722,239
Zoetis Inc.	229,495	39,447,895
		301,614,027
Industrial Products (4.79%)
3M Co.	67,900	8,786,939
Caterpillar Inc.	262,400	46,906,624
Deere & Co.	41,002	12,278,869
Donaldson Co. Inc.	36,517	1,757,928
Emerson Electric Co.	62,400	4,963,296
General Dynamics Corp.	10,600	2,345,250
Illinois Tool Works Inc.	130,600	23,801,850
Lockheed Martin Corp.	700	300,972
Westinghouse Air Brake Technologies Corp.	676	55,486
		101,197,214
Industrial Services (0.98%)
Cintas Corp.	2,900	1,083,237
Expeditors International of Washington Inc.	26,800	2,611,928
H&R Block Inc.	45,700	1,614,124
Landstar System Inc.	13,500	1,963,170
Old Dominion Freight Line Inc.	7,400	1,896,472
Republic Services Inc.	19,000	2,486,530
Union Pacific Corp.	12,066	2,573,436
United Parcel Service Inc., Class B	20,200	3,687,308
Waste Management Inc.	18,100	2,768,938
		20,685,143
Insurance (0.77%)
Allstate Corp., The	5,100	646,323
Aon PLC, Class A	9,900	2,669,832
Assurant Inc.	13,000	2,247,050
Berkshire Hathaway Inc., Class B(a)	200	54,604
Chubb Ltd.	12,900	2,535,882
Hanover Insurance Group Inc., The	15,500	2,266,875
Travelers Cos. Inc., The	17,600	2,976,688
Willis Towers Watson PLC	14,100	2,783,199
		16,180,453
Materials (8.08%)
Air Products and Chemicals Inc.	230,000	55,310,400
AptarGroup Inc.	107,000	11,043,470
Ashland Global Holdings Inc.	22,200	2,287,710
Dow Inc.	31,870	1,644,811
International Flavors & Fragrances Inc.	120,088	14,304,882

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
International Paper Co.	51,700	$ 2,162,611
Newmont Corp.	32,500	1,939,275
Nucor Corp.	436,800	45,606,288
Rio Tinto PLC Sponsored ADR	200,000	12,200,000
Sherwin-Williams Co., The	6,200	1,388,242
Vulcan Materials Co.	160,200	22,764,420
		170,652,109
Media (8.16%)
Alphabet Inc., Class A(a)	28,987	63,170,210
Alphabet Inc., Class C(a)	3,559	7,785,135
Charter Communications Inc., Class A(a)	4,600	2,155,238
Comcast Corp., Class A	26,400	1,035,936
Meta Platforms Inc., Class A(a)	57,430	9,260,587
Walt Disney Co., The(a)	941,595	88,886,568
		172,293,674
Oil & Gas (3.47%)
APA Corp.	1,900	66,310
Cheniere Energy Inc.	9,200	1,223,876
Chevron Corp.	288,000	41,696,640
ConocoPhillips	5,700	511,917
Enbridge Inc.	54,858	2,318,299
Exxon Mobil Corp.	278,100	23,816,484
Texas Pacific Land Corp.	2,400	3,571,248
Williams Cos. Inc., The	800	24,968
		73,229,742
Real Estate (0.70%)
AGNC Investment Corp.	78,100	864,567
AvalonBay Communities Inc.	1,400	271,950
Camden Property Trust	20,700	2,783,736
Crown Castle International Corp.	16,200	2,727,756
Equity Residential	40,100	2,896,022
Mid-America Apartment Communities Inc.	2,000	349,340
Public Storage	8,200	2,563,894
WP Carey Inc.	29,400	2,436,084
		14,893,349
Retail & Wholesale - Discretionary (0.80%)
Amazon.com Inc.(a)	45,800	4,864,418
AutoZone Inc.(a)	1,100	2,364,032
Home Depot Inc., The	23,860	6,544,082
Lowe's Cos. Inc.	2,800	489,076
O'Reilly Automotive Inc.(a)	4,100	2,590,216
		16,851,824
Retail & Wholesale - Staples (4.00%)
Archer-Daniels-Midland Co.	882,861	68,510,014
Costco Wholesale Corp.	4,600	2,204,688
Kroger Co., The	48,000	2,271,840
Walmart Inc.	94,000	11,428,520
		84,415,062
	Shares	Value
Common Stocks (Cont.)
Software & Services (4.20%)
Accenture PLC, Class A	5,200	$ 1,443,780
Adobe Inc.(a)	2,200	805,332
Amdocs Ltd.	12,300	1,024,713
ANSYS Inc.(a)	3,100	741,799
Automatic Data Processing Inc.	41,400	8,695,656
CACI International Inc., Class A(a)	8,200	2,310,596
CDK Global Inc.	65,500	3,587,435
CDW Corp.	8,100	1,276,236
Genpact Ltd.	17,700	749,772
International Business Machines Corp.	19,000	2,682,610
Intuit Inc.	3,700	1,426,128
Mastercard Inc., Class A	5,239	1,652,800
Microsoft Corp.	179,321	46,055,012
Oracle Corp.	5,900	412,233
Paychex Inc.	21,400	2,436,818
Roper Technologies Inc.	6,500	2,565,225
Science Applications International Corp.	23,800	2,215,780
Verisk Analytics Inc.	12,400	2,146,316
Visa Inc., Class A	33,130	6,522,966
		88,751,207
Technology Hardware & Semiconductors (8.79%)
Apple Inc.	1,177,804	161,029,363
ASML Holding NV NY Reg. Shares	14,821	7,053,018
Broadcom Inc.	1,100	534,391
Cisco Systems Inc.	9,500	405,080
Corning Inc.	336,092	10,590,259
HP Inc.	48,500	1,589,830
NVIDIA Corp.	1,800	272,862
QUALCOMM Inc.	4,200	536,508
Texas Instruments Inc.	24,373	3,744,911
		185,756,222
Telecommunications (0.08%)
Verizon Communications Inc.	32,190	1,633,643
Utilities (0.80%)
American Water Works Co. Inc.	19,200	2,856,384
Dominion Energy Inc.	29,700	2,370,357
Duke Energy Corp.	28,833	3,091,186
IDACORP Inc.	21,500	2,277,280
Public Service Enterprise Group Inc.	43,000	2,721,040
Southern Co., The	21,100	1,504,641
WEC Energy Group Inc.	21,300	2,143,632
		16,964,520
Total Common Stocks (cost $396,417,052)		1,445,410,308

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (11.16%)
Aerospace & Defense (0.43%)
Boeing (The) Co. 2.850%, 10/30/2024	$ 1,000,000	$ 968,122
General Dynamics Corp. 2.375%, 11/15/2024	500,000	486,633
Northrop Grumman Corp. 2.930%, 01/15/2025	1,000,000	977,951
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	996,247
Boeing (The) Co. 2.250%, 06/15/2026	500,000	446,861
General Dynamics Corp. 2.125%, 08/15/2026	500,000	468,663
Raytheon Technologies Corp. 3.125%, 05/04/2027	1,000,000	956,275
General Dynamics Corp. 2.625%, 11/15/2027	500,000	465,330
Northrop Grumman Corp. 3.250%, 01/15/2028	1,000,000	950,522
General Dynamics Corp. 3.750%, 05/15/2028	1,200,000	1,177,607
Raytheon Technologies Corp. 2.250%, 07/01/2030	1,500,000	1,293,122
		9,187,333
Apparel & Textile Products (0.04%)
NIKE, Inc. 2.375%, 11/01/2026	1,000,000	951,582
Asset Management (0.05%)
Charles Schwab (The) Corp. 3.750%, 04/01/2024	1,140,000	1,143,120
Automotive (0.23%)
Toyota Motor Credit Corp. 2.900%, 04/17/2024	1,000,000	989,997
American Honda Finance Corp. 2.300%, 09/09/2026	1,000,000	933,709
Toyota Motor Credit Corp. 3.050%, 01/11/2028	1,000,000	945,759
American Honda Finance Corp. 3.500%, 02/15/2028	1,000,000	962,703
Toyota Motor Credit Corp. 3.650%, 01/08/2029	1,000,000	969,570
		4,801,738
Banking (0.60%)
U.S. Bancorp 3.700%, 01/30/2024	500,000	502,315
Bank of Nova Scotia (The) 3.400%, 02/11/2024	250,000	248,795
JPMorgan Chase & Co. 3.625%, 05/13/2024	500,000	500,794
3.125%, 01/23/2025	1,000,000	985,338
PNC Bank N.A. 3.250%, 06/01/2025	500,000	492,182
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
JPMorgan Chase & Co. 3.300%, 04/01/2026	$ 1,000,000	$ 970,879
Wells Fargo & Co. 3.000%, 04/22/2026	1,000,000	951,566
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	942,890
Wells Fargo & Co. 3.000%, 10/23/2026	1,500,000	1,415,322
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	962,285
PNC Bank N.A. 3.100%, 10/25/2027	1,000,000	949,077
U.S. Bancorp 3.900%, 04/26/2028	1,000,000	988,533
Wells Fargo & Co. 4.150%, 01/24/2029	1,000,000	966,669
Bank of America Corp. (Variable, U.S. SOFR + 1.25%)(b) 3.974%, 02/07/2030	1,000,000	944,583
JPMorgan Chase & Co. (Variable, ICE LIBOR USD 3M + 1.21%)(b) 2.580%, 04/22/2032	1,000,000	841,404
		12,662,632
Beverages (0.50%)
PepsiCo, Inc. 3.600%, 03/01/2024	1,000,000	1,006,476
3.500%, 07/17/2025	1,000,000	1,003,421
2.850%, 02/24/2026	1,000,000	981,800
Coca-Cola (The) Co. 2.900%, 05/25/2027	500,000	485,920
PepsiCo, Inc. 3.000%, 10/15/2027	1,500,000	1,460,104
Coca-Cola (The) Co. 2.125%, 09/06/2029	1,000,000	892,656
PepsiCo, Inc. 1.400%, 02/25/2031	1,500,000	1,230,862
Coca-Cola (The) Co. 2.000%, 03/05/2031	3,000,000	2,586,761
1.375%, 03/15/2031	1,000,000	813,998
		10,461,998
Biotechnology & Pharmaceuticals (1.00%)
Novartis Capital Corp. 3.400%, 05/06/2024	1,500,000	1,505,989
Pfizer, Inc. 3.400%, 05/15/2024	1,000,000	1,001,433
Amgen, Inc. 3.625%, 05/22/2024	1,000,000	997,930
Eli Lilly & Co. 2.750%, 06/01/2025	472,000	464,455
AstraZeneca PLC 3.375%, 11/16/2025	1,000,000	990,229
Novartis Capital Corp. 3.000%, 11/20/2025	1,000,000	987,736

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Johnson & Johnson 2.450%, 03/01/2026	$ 500,000	$ 486,306
Amgen, Inc. 2.600%, 08/19/2026	1,000,000	945,765
Eli Lilly & Co. 3.100%, 05/15/2027	500,000	485,690
AstraZeneca PLC 3.125%, 06/12/2027	1,000,000	961,612
Amgen, Inc. 3.200%, 11/02/2027	1,000,000	951,466
Johnson & Johnson 2.900%, 01/15/2028	2,000,000	1,932,220
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/2028	2,000,000	1,989,097
Sanofi 3.625%, 06/19/2028	1,500,000	1,478,976
Merck & Co., Inc. 3.400%, 03/07/2029	1,000,000	965,940
Eli Lilly & Co. 3.375%, 03/15/2029	407,000	398,368
Pfizer, Inc. 3.450%, 03/15/2029	1,000,000	971,031
Bristol-Myers Squibb Co. 3.400%, 07/26/2029	619,000	597,509
Merck & Co., Inc. 1.450%, 06/24/2030	500,000	415,431
AstraZeneca PLC 1.375%, 08/06/2030	1,000,000	820,817
Johnson & Johnson 1.300%, 09/01/2030	2,000,000	1,682,337
		21,030,337
Cable & Satellite (0.08%)
Comcast Corp. 2.350%, 01/15/2027	1,000,000	932,157
1.500%, 02/15/2031	1,000,000	803,691
		1,735,848
Chemicals (0.37%)
Linde, Inc. 3.200%, 01/30/2026	1,000,000	996,608
Ecolab, Inc. 2.700%, 11/01/2026	1,000,000	963,657
3.250%, 12/01/2027	1,500,000	1,461,422
PPG Industries, Inc. 3.750%, 03/15/2028	2,000,000	1,960,265
E.I. du Pont de Nemours and Co. 2.300%, 07/15/2030	1,000,000	862,900
Ecolab, Inc. 1.300%, 01/30/2031	2,000,000	1,599,863
		7,844,715
Diversified Industrials (0.36%)
Emerson Electric Co. 3.150%, 06/01/2025	1,000,000	989,812
	Principal amount	Value
Corporate Bonds (Cont.)
Diversified Industrials (Cont.)
3M Co. 3.000%, 08/07/2025	$ 1,000,000	$ 984,256
Dover Corp. 3.150%, 11/15/2025	1,000,000	979,389
3M Co. 2.250%, 09/19/2026	500,000	471,745
Honeywell International, Inc. 2.500%, 11/01/2026	2,000,000	1,907,736
3M Co. 3.375%, 03/01/2029	1,000,000	963,150
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	429,323
Emerson Electric Co. 1.950%, 10/15/2030	1,000,000	843,359
		7,568,770
E-Commerce Discretionary (0.05%)
Amazon.com, Inc. 3.150%, 08/22/2027	1,000,000	972,273
Electric Utilities (2.18%)
Consumers Energy Co. 3.375%, 08/15/2023	1,000,000	1,001,240
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,012,933
Duke Energy Ohio, Inc. 3.800%, 09/01/2023	1,000,000	1,002,530
Public Service Co. of New Hampshire 3.500%, 11/01/2023	500,000	500,908
Delmarva Power & Light Co. 3.500%, 11/15/2023	1,000,000	1,002,549
Alabama Power Co. 3.550%, 12/01/2023	1,000,000	1,004,441
Virginia Electric and Power Co. 3.450%, 02/15/2024	1,000,000	997,744
Potomac Electric Power Co. 3.600%, 03/15/2024	1,000,000	1,001,249
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,012,236
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	999,311
Interstate Power and Light Co. 3.250%, 12/01/2024	1,000,000	987,589
DTE Electric Co. 3.375%, 03/01/2025	1,000,000	991,230
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	490,252
Pacific Gas and Electric Co. 3.500%, 06/15/2025	1,000,000	946,903
3.450%, 07/01/2025	500,000	470,184
Duke Energy Progress LLC 3.250%, 08/15/2025	1,000,000	992,301
Louisville Gas and Electric Co. 3.300%, 10/01/2025	1,000,000	988,165

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Florida Power & Light Co. 3.125%, 12/01/2025	$ 1,000,000	$ 990,988
Virginia Electric and Power Co. 3.150%, 01/15/2026	1,000,000	970,967
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	970,935
San Diego Gas & Electric Co. 2.500%, 05/15/2026	1,000,000	946,706
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	958,846
Evergy Kansas Central, Inc. 2.550%, 07/01/2026	1,000,000	947,579
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	500,000	470,148
Duke Energy Carolinas LLC 2.950%, 12/01/2026	1,000,000	966,500
AEP Transmission Co. LLC 3.100%, 12/01/2026	500,000	482,802
Evergy Kansas Central, Inc. 3.100%, 04/01/2027	1,000,000	955,351
Public Service Electric and Gas Co. 3.000%, 05/15/2027	500,000	481,807
NSTAR Electric Co. 3.200%, 05/15/2027	1,000,000	964,095
Appalachian Power Co. 3.300%, 06/01/2027	1,000,000	958,654
Union Electric Co. 2.950%, 06/15/2027	1,000,000	955,044
Commonwealth Edison Co. 2.950%, 08/15/2027	500,000	475,564
Wisconsin Power and Light Co. 3.050%, 10/15/2027	1,000,000	946,454
Pacific Gas and Electric Co. 3.300%, 12/01/2027	1,000,000	873,106
Southern California Edison Co. 3.650%, 03/01/2028	1,000,000	947,001
Virginia Electric and Power Co. 3.800%, 04/01/2028	1,000,000	977,432
Public Service Electric and Gas Co. 3.700%, 05/01/2028	1,000,000	974,878
Ameren Illinois Co. 3.800%, 05/15/2028	1,000,000	981,576
Indiana Michigan Power Co. 3.850%, 05/15/2028	1,000,000	967,135
AEP Texas, Inc. 3.950%, 06/01/2028	1,000,000	964,404
Pacific Gas and Electric Co. 3.750%, 07/01/2028	500,000	441,385
Duke Energy Ohio, Inc. 3.650%, 02/01/2029	1,000,000	954,860
Union Electric Co. 3.500%, 03/15/2029	1,000,000	955,853
MidAmerican Energy Co. 3.650%, 04/15/2029	2,000,000	1,942,994
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Interstate Power and Light Co. 2.300%, 06/01/2030	$ 500,000	$ 425,453
Alabama Power Co. 1.450%, 09/15/2030	1,500,000	1,217,259
Public Service Co. of Colorado 1.875%, 06/15/2031	3,000,000	2,507,813
		45,975,354
Electrical Equipment (0.09%)
ABB Finance U.S.A., Inc. 3.800%, 04/03/2028	1,000,000	978,515
Rockwell Automation, Inc. 3.500%, 03/01/2029	1,000,000	960,835
		1,939,350
Electricity & Gas Marketing & Trading (0.16%)
PECO Energy Co. 3.150%, 10/15/2025	1,000,000	986,471
Consolidated Edison Co. of New York, Inc. 3.125%, 11/15/2027	1,000,000	950,869
3.800%, 05/15/2028	1,000,000	981,855
Evergy Metro, Inc. 2.250%, 06/01/2030	500,000	430,970
		3,350,165
Food (0.51%)
General Mills, Inc. 3.650%, 02/15/2024	1,000,000	1,003,460
J.M. Smucker (The) Co. 3.500%, 03/15/2025	1,000,000	988,236
Hershey (The) Co. 3.200%, 08/21/2025	1,000,000	987,703
2.300%, 08/15/2026	1,000,000	949,967
General Mills, Inc. 3.200%, 02/10/2027	1,000,000	961,129
Kellogg Co. 3.400%, 11/15/2027	1,000,000	955,900
J.M. Smucker (The) Co. 3.375%, 12/15/2027	1,500,000	1,433,645
Campbell Soup Co. 4.150%, 03/15/2028	1,000,000	982,008
General Mills, Inc. 4.200%, 04/17/2028	1,000,000	992,136
Kellogg Co. 4.300%, 05/15/2028	1,000,000	1,000,234
2.100%, 06/01/2030	500,000	415,995
		10,670,413
Gas & Water Utilities (0.22%)
Southern California Gas Co. 3.200%, 06/15/2025	500,000	491,577
2.600%, 06/15/2026	1,000,000	947,214
Atmos Energy Corp. 3.000%, 06/15/2027	1,000,000	958,398

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Gas & Water Utilities (Cont.)
Southwest Gas Corp. 3.700%, 04/01/2028	$ 1,000,000	$ 943,748
Atmos Energy Corp. 2.625%, 09/15/2029	1,000,000	891,468
Southwest Gas Corp. 2.200%, 06/15/2030	500,000	404,181
		4,636,586
Household Products (0.42%)
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	986,930
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	982,470
Procter & Gamble (The) Co. 2.700%, 02/02/2026	500,000	491,028
Kimberly-Clark Corp. 2.750%, 02/15/2026	1,000,000	967,913
Unilever Capital Corp. 2.000%, 07/28/2026	500,000	470,455
2.900%, 05/05/2027	500,000	480,451
Clorox (The) Co. 3.100%, 10/01/2027	500,000	478,333
Unilever Capital Corp. 3.500%, 03/22/2028	1,000,000	974,681
Clorox (The) Co. 3.900%, 05/15/2028	1,000,000	984,727
Estee Lauder (The) Cos., Inc. 2.375%, 12/01/2029	1,000,000	889,591
Unilever Capital Corp. 1.375%, 09/14/2030	500,000	406,462
Estee Lauder (The) Cos., Inc. 1.950%, 03/15/2031	1,000,000	842,248
		8,955,289
Institutional Financial Services (0.30%)
Bank of New York Mellon (The) Corp. 3.650%, 02/04/2024	1,000,000	1,003,767
State Street Corp. 3.300%, 12/16/2024	1,000,000	992,983
3.550%, 08/18/2025	500,000	496,892
Bank of New York Mellon (The) Corp. 2.800%, 05/04/2026	500,000	481,557
State Street Corp. 2.650%, 05/19/2026	1,000,000	956,369
Bank of New York Mellon (The) Corp. 2.450%, 08/17/2026	500,000	473,122
3.400%, 01/29/2028	2,000,000	1,916,783
		6,321,473
	Principal amount	Value
Corporate Bonds (Cont.)
Internet Media & Services (0.09%)
Alphabet, Inc. 3.375%, 02/25/2024	$ 1,000,000	$ 1,005,593
1.998%, 08/15/2026	1,000,000	946,871
		1,952,464
Leisure Facilities & Services (0.09%)
McDonald's Corp. 3.250%, 06/10/2024	1,000,000	998,971
3.800%, 04/01/2028	1,000,000	979,887
		1,978,858
Machinery (0.34%)
Caterpillar, Inc. 3.400%, 05/15/2024	1,000,000	1,003,465
John Deere Capital Corp. 3.350%, 06/12/2024	1,500,000	1,499,950
Caterpillar Financial Services Corp. 3.250%, 12/01/2024	1,000,000	992,861
Eaton Corp. 3.103%, 09/15/2027	1,000,000	954,459
John Deere Capital Corp. 3.050%, 01/06/2028	1,000,000	959,275
Caterpillar, Inc. 2.600%, 09/19/2029	1,000,000	912,299
John Deere Capital Corp. 2.450%, 01/09/2030	1,000,000	895,184
		7,217,493
Medical Equipment & Devices (0.23%)
Stryker Corp. 3.375%, 05/15/2024	1,000,000	994,741
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	986,025
Stryker Corp. 3.500%, 03/15/2026	1,000,000	981,370
3.650%, 03/07/2028	1,000,000	973,848
Thermo Fisher Scientific, Inc. 2.600%, 10/01/2029	1,000,000	906,228
		4,842,212
Oil & Gas Producers (0.55%)
TotalEnergies Capital Canada Ltd. 2.750%, 07/15/2023	500,000	496,349
Exxon Mobil Corp. 3.176%, 03/15/2024	2,000,000	1,999,961
2.709%, 03/06/2025	1,000,000	978,108
Shell International Finance B.V. 3.250%, 05/11/2025	1,000,000	987,729
Chevron Corp. 3.326%, 11/17/2025	1,000,000	992,929
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	1,000,000	1,015,243
Shell International Finance B.V. 2.875%, 05/10/2026	1,000,000	965,392

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Producers (Cont.)
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	$ 1,000,000	$ 972,998
TotalEnergies Capital International S.A. 3.455%, 02/19/2029	1,000,000	951,883
Exxon Mobil Corp. 3.482%, 03/19/2030	1,000,000	959,055
Shell International Finance B.V. 2.750%, 04/06/2030	1,000,000	902,471
Equinor ASA 2.375%, 05/22/2030	500,000	438,195
		11,660,313
Oil & Gas Services & Equipment (0.13%)
Schlumberger Investment S.A. 3.650%, 12/01/2023	1,000,000	1,003,364
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	1,000,000	944,171
Schlumberger Investment S.A. 2.650%, 06/26/2030	1,000,000	880,238
		2,827,773
Retail - Consumer Staples (0.21%)
Walmart, Inc. 3.300%, 04/22/2024	500,000	500,961
Costco Wholesale Corp. 2.750%, 05/18/2024	1,000,000	993,168
Target Corp. 3.500%, 07/01/2024	1,000,000	1,002,908
2.500%, 04/15/2026	1,000,000	957,609
Costco Wholesale Corp. 3.000%, 05/18/2027	1,000,000	970,020
		4,424,666
Retail - Discretionary (0.23%)
Home Depot (The), Inc. 3.350%, 09/15/2025	1,000,000	992,792
Lowe's Cos., Inc. 3.375%, 09/15/2025	1,000,000	982,663
Home Depot (The), Inc. 3.000%, 04/01/2026	1,000,000	980,344
Lowe's Cos., Inc. 2.500%, 04/15/2026	1,000,000	944,730
TJX (The) Cos., Inc. 2.250%, 09/15/2026	1,000,000	937,561
		4,838,090
Semiconductors (0.16%)
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,006,316
2.600%, 05/19/2026	1,000,000	964,290
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (Cont.)
QUALCOMM, Inc. 3.250%, 05/20/2027	$ 1,000,000	$ 977,866
Texas Instruments, Inc. 2.900%, 11/03/2027	500,000	478,223
		3,426,695
Software & Services (0.46%)
Automatic Data Processing, Inc. 3.375%, 09/15/2025	1,000,000	999,994
Visa, Inc. 3.150%, 12/14/2025	1,000,000	984,406
Oracle Corp. 2.650%, 07/15/2026	1,000,000	921,658
Microsoft Corp. 2.400%, 08/08/2026	500,000	480,537
Mastercard, Inc. 2.950%, 11/21/2026	500,000	487,919
Microsoft Corp. 3.300%, 02/06/2027	500,000	496,714
Oracle Corp. 3.250%, 11/15/2027	1,000,000	922,267
RELX Capital, Inc. 4.000%, 03/18/2029	1,000,000	968,763
S&P Global, Inc. 2.500%, 12/01/2029	1,000,000	883,708
International Business Machines Corp. 1.950%, 05/15/2030	600,000	502,822
RELX Capital, Inc. 3.000%, 05/22/2030	500,000	449,369
S&P Global, Inc. 1.250%, 08/15/2030	1,000,000	791,546
Visa, Inc. 1.100%, 02/15/2031	1,000,000	800,004
		9,689,707
Technology Hardware (0.19%)
Apple, Inc. 3.000%, 02/09/2024	2,000,000	1,994,982
Cisco Systems, Inc. 3.625%, 03/04/2024	1,000,000	1,005,663
3.500%, 06/15/2025	500,000	501,722
2.950%, 02/28/2026	500,000	490,560
		3,992,927
Telecommunications (0.25%)
AT&T, Inc. 1.650%, 02/01/2028	2,000,000	1,730,224
Vodafone Group PLC 4.375%, 05/30/2028	1,000,000	995,383
Verizon Communications, Inc. 4.329%, 09/21/2028	1,012,000	1,006,489

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Telecommunications (Cont.)
3.875%, 02/08/2029	$ 1,000,000	$ 967,487
AT&T, Inc. 4.350%, 03/01/2029	500,000	492,319
		5,191,902
Transportation & Logistics (0.57%)
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,001,943
Burlington Northern Santa Fe LLC 3.750%, 04/01/2024	1,000,000	1,006,039
Union Pacific Corp. 3.250%, 08/15/2025	500,000	493,899
Canadian National Railway Co. 2.750%, 03/01/2026	2,000,000	1,921,130
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	959,533
Norfolk Southern Corp. 2.900%, 06/15/2026	500,000	477,202
United Parcel Service, Inc. 2.400%, 11/15/2026	500,000	474,388
Union Pacific Corp. 3.000%, 04/15/2027	1,000,000	956,633
Norfolk Southern Corp. 3.150%, 06/01/2027	500,000	475,777
United Parcel Service, Inc. 3.050%, 11/15/2027	2,000,000	1,948,137
Union Pacific Corp. 3.950%, 09/10/2028	1,000,000	988,069
3.700%, 03/01/2029	500,000	485,662
United Parcel Service, Inc. 2.500%, 09/01/2029	1,000,000	907,786
		12,096,198
Wholesale - Consumer Staples (0.07%)
Sysco Corp. 3.300%, 07/15/2026	1,000,000	967,119
3.250%, 07/15/2027	500,000	475,998
		1,443,117
Total Corporate Bonds (cost $247,449,988)		235,791,391
Foreign Government Bonds (0.09%)
Province of Quebec Canada 2.500%,04/20/2026	1,000,000	971,006
Province of Ontario Canada 2.500%,04/27/2026	1,000,000	970,237
Total Foreign Government Bonds (cost $1,997,252)		1,941,243
Agency Securities (c) (0.66%)
Federal Farm Credit Banks
1.990%, 03/17/2031	500,000	435,405
1.125%, 01/06/2025	2,000,000	1,909,027
0.570%, 08/12/2025	1,000,000	922,527
	Principal amount	Value
Agency Securities (Cont.)
Federal Farm Credit Banks (Cont.)
2.900%, 05/09/2025	$ 1,000,000	$ 995,758
Federal Home Loan Banks
2.875%, 09/13/2024	5,000,000	4,979,293
1.000%, 06/26/2026	3,000,000	2,770,666
0.400%, 06/28/2024	255,000	242,139
Federal National Mortgage Association
0.250%, 07/10/2023	526,000	512,057
0.875%, 08/05/2030	1,500,000	1,241,027
Total Agency Securities (cost $14,895,126)		14,007,899
U.S. Treasury Obligations (18.41%)
U.S. Treasury Bill 1.820%, 11/25/2022(d),(e)	1,435,000	1,423,105
U.S. Treasury Notes
0.125%, 07/31/2023	5,000,000	4,850,000
2.500%, 08/15/2023	3,000,000	2,983,828
0.125%, 08/31/2023	5,000,000	4,837,305
0.125%, 09/15/2023	5,000,000	4,832,227
0.250%, 09/30/2023	5,000,000	4,835,156
0.125%, 10/15/2023	5,000,000	4,820,313
0.375%, 10/31/2023	5,000,000	4,832,031
2.750%, 11/15/2023	10,000,000	9,969,922
0.500%, 11/30/2023	3,000,000	2,898,047
0.125%, 12/15/2023	5,000,000	4,797,656
0.125%, 01/15/2024	5,000,000	4,786,133
0.875%, 01/31/2024	3,000,000	2,902,969
0.125%, 02/15/2024	5,000,000	4,777,148
1.500%, 02/29/2024	3,000,000	2,929,336
0.250%, 03/15/2024	5,000,000	4,774,023
2.250%, 03/31/2024	4,000,000	3,949,688
0.375%, 04/15/2024	5,000,000	4,773,047
2.500%, 05/15/2024	5,000,000	4,955,078
0.250%, 05/15/2024	5,000,000	4,752,148
2.500%, 05/31/2024	5,000,000	4,954,883
2.000%, 06/30/2024	5,000,000	4,905,664
3.000%, 06/30/2024	2,000,000	2,001,016
0.375%, 07/15/2024	5,000,000	4,742,578
2.375%, 08/15/2024	5,000,000	4,933,789
0.375%, 08/15/2024	5,000,000	4,729,883
0.375%, 09/15/2024	3,000,000	2,831,484
0.625%, 10/15/2024	5,000,000	4,737,305
1.500%, 10/31/2024	5,000,000	4,830,664
2.250%, 11/15/2024	5,000,000	4,915,234
0.750%, 11/15/2024	3,000,000	2,844,609
1.000%, 12/15/2024	3,000,000	2,856,914
1.125%, 01/15/2025	4,000,000	3,814,688
2.000%, 02/15/2025	15,000,000	14,615,039
1.500%, 02/15/2025	2,500,000	2,402,734
1.750%, 03/15/2025	5,000,000	4,833,789
0.500%, 03/31/2025	5,000,000	4,666,406
2.625%, 04/15/2025	5,000,000	4,945,703
0.375%, 04/30/2025	5,000,000	4,640,430

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.750%, 05/15/2025	$ 4,000,000	$ 3,969,375
0.250%, 05/31/2025	5,000,000	4,613,867
2.875%, 06/15/2025	3,000,000	2,988,047
0.250%, 06/30/2025	5,000,000	4,603,516
0.250%, 07/31/2025	5,068,600	4,653,806
2.000%, 08/15/2025	5,000,000	4,843,945
0.250%, 08/31/2025	5,000,000	4,578,125
0.250%, 09/30/2025	5,000,000	4,568,164
0.250%, 10/31/2025	5,000,000	4,556,250
0.375%, 11/30/2025	5,000,000	4,566,797
0.375%, 01/31/2026	5,000,000	4,546,484
0.750%, 08/31/2026	2,000,000	1,820,469
0.875%, 09/30/2026	5,000,000	4,566,406
1.250%, 11/30/2026	5,000,000	4,629,883
1.250%, 12/31/2026	2,000,000	1,848,594
1.500%, 01/31/2027	3,000,000	2,801,016
2.250%, 02/15/2027	5,000,000	4,820,898
1.875%, 02/28/2027	2,000,000	1,898,438
2.500%, 03/31/2027	5,000,000	4,878,320
2.750%, 04/30/2027	6,000,000	5,918,906
2.625%, 05/31/2027	5,000,000	4,905,469
0.375%, 07/31/2027	5,000,000	4,370,898
2.750%, 02/15/2028	10,000,000	9,825,391
2.375%, 05/15/2029	28,000,000	26,824,219
1.625%, 08/15/2029	18,000,000	16,388,437
1.500%, 02/15/2030	26,000,000	23,353,281
0.875%, 11/15/2030	3,000,000	2,533,008
1.125%, 02/15/2031	10,000,000	8,592,969
1.625%, 05/15/2031	6,000,000	5,361,094
1.250%, 08/15/2031	6,250,000	5,380,371
1.375%, 11/15/2031	6,000,000	5,204,063
1.875%, 02/15/2032	9,500,000	8,606,406
2.875%, 05/15/2032	7,000,000	6,921,250
Total U.S. Treasury Obligations (cost $411,533,197)		388,820,134
	Shares	Value
Short-term Investments (1.23%)
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(f)	25,925,396	25,925,396
Total Short-term Investments (cost $25,925,396)		25,925,396
TOTAL INVESTMENTS (99.98%) (cost $1,098,218,011)		2,111,896,371
OTHER ASSETS, NET OF LIABILITIES (0.02%)		420,140
NET ASSETS (100.00%)		$2,112,316,511
(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at June 30, 2022, and the related index and spread are shown parenthetically for each security.
(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.
(d)	Security pledged as collateral to cover margin requirements for open futures contracts.
(e)	Discount rate at the time of purchase.
(f)	Rate shown is the 7-day yield as of June 30, 2022.
ADR –	American Depositary Receipt
PLC –	Public Limited Company
LLC –	Limited Liability Company
ASA –	Aksjeselskap (Norway: usb Stock Company)
At June 30, 2022, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500	80	9/16/2022	USD	15,158,000	$(174,559)

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (99.47%)
U.S. Treasury Notes
0.125%, 07/15/2023	$ 4,500,000	$ 4,370,449
0.125%, 07/31/2023	3,862,000	3,746,140
1.250%, 07/31/2023	3,250,000	3,191,348
2.500%, 08/15/2023	3,860,000	3,839,192
0.125%, 08/15/2023	3,100,000	3,002,156
0.125%, 08/31/2023	4,978,000	4,816,021
1.375%, 08/31/2023	4,500,000	4,416,855
0.125%, 09/15/2023	3,000,000	2,899,336
1.375%, 09/30/2023	5,000,000	4,902,930
0.250%, 09/30/2023	4,907,000	4,745,222
0.125%, 10/15/2023	5,000,000	4,820,312
0.375%, 10/31/2023	4,900,000	4,735,391
1.625%, 10/31/2023	3,500,000	3,439,434
2.875%, 10/31/2023	2,000,000	1,997,812
0.250%, 11/15/2023	6,000,000	5,782,031
0.500%, 11/30/2023	4,583,000	4,427,250
2.125%, 11/30/2023	3,866,000	3,821,601
0.125%, 12/15/2023	3,390,000	3,252,811
2.250%, 12/31/2023	1,757,000	1,738,195
0.125%, 01/15/2024	3,935,000	3,766,687
2.250%, 01/31/2024	4,201,000	4,153,246
0.875%, 01/31/2024	4,084,000	3,951,908
2.750%, 02/15/2024	5,000,000	4,982,422
0.125%, 02/15/2024	4,812,000	4,597,528
2.125%, 02/29/2024	2,681,000	2,644,555
0.250%, 03/15/2024	2,440,000	2,329,723
2.125%, 03/31/2024	3,000,000	2,955,820
2.000%, 04/30/2024	4,300,000	4,224,918
2.500%, 04/30/2024	2,000,000	1,982,578
2.500%, 05/15/2024	4,513,000	4,472,453
0.250%, 05/15/2024	4,000,000	3,801,719
2.500%, 05/31/2024	4,884,000	4,839,930
2.000%, 06/30/2024	2,500,000	2,452,832
1.750%, 06/30/2024	2,000,000	1,952,031
0.375%, 07/15/2024	5,000,000	4,742,578
1.750%, 07/31/2024	4,000,000	3,899,688
0.375%, 08/15/2024	4,804,000	4,544,471
2.375%, 08/15/2024	4,264,000	4,207,535
1.250%, 08/31/2024	5,000,000	4,816,992
1.500%, 09/30/2024	5,000,000	4,836,719
0.625%, 10/15/2024	4,908,000	4,650,138
1.500%, 10/31/2024	3,500,000	3,381,465
2.250%, 10/31/2024	2,500,000	2,458,008
2.250%, 11/15/2024	5,410,000	5,318,284
0.750%, 11/15/2024	4,425,000	4,195,799
1.500%, 11/30/2024	3,000,000	2,893,945
2.125%, 11/30/2024	1,000,000	979,336
1.000%, 12/15/2024	4,100,000	3,904,449
2.250%, 12/31/2024	3,022,000	2,965,574
1.750%, 12/31/2024	2,000,000	1,938,281
1.125%, 01/15/2025	3,707,000	3,535,262
1.375%, 01/31/2025	4,165,000	3,994,658
2.000%, 02/15/2025	5,592,000	5,448,487
1.500%, 02/15/2025	3,735,000	3,589,685
1.125%, 02/28/2025	2,395,000	2,279,554
1.750%, 03/15/2025	3,502,000	3,385,586
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.500%, 03/31/2025	$ 2,000,000	$ 1,866,562
2.625%, 04/15/2025	3,249,000	3,213,718
2.125%, 05/15/2025	6,657,000	6,493,955
2.750%, 05/15/2025	4,000,000	3,969,375
2.875%, 06/15/2025	3,079,000	3,066,732
2.750%, 06/30/2025	6,259,000	6,210,346
2.000%, 08/15/2025	6,699,000	6,489,918
0.250%, 09/30/2025	4,500,000	4,111,348
2.250%, 11/15/2025	10,500,000	10,226,836
2.625%, 12/31/2025	10,000,000	9,858,594
2.625%, 01/31/2026	7,000,000	6,898,555
1.625%, 02/15/2026	6,000,000	5,702,578
0.500%, 02/28/2026	700,000	638,012
2.250%, 03/31/2026	5,000,000	4,858,203
2.375%, 04/30/2026	1,000,000	976,016
1.625%, 05/15/2026	9,000,000	8,529,258
1.875%, 06/30/2026	5,500,000	5,260,020
1.875%, 07/31/2026	6,338,000	6,054,275
0.750%, 08/31/2026	9,212,000	8,385,079
1.375%, 08/31/2026	4,000,000	3,738,281
1.625%, 09/30/2026	3,564,000	3,361,994
0.875%, 09/30/2026	3,500,000	3,196,484
1.125%, 10/31/2026	7,357,000	6,781,372
1.625%, 10/31/2026	4,275,000	4,026,349
1.250%, 11/30/2026	6,485,000	6,004,958
1.250%, 12/31/2026	5,580,000	5,157,577
1.500%, 01/31/2027	6,896,000	6,438,601
1.875%, 02/28/2027	8,222,000	7,804,477
2.500%, 03/31/2027	9,111,000	8,889,275
2.750%, 04/30/2027	3,426,000	3,379,695
2.625%, 05/31/2027	8,792,000	8,625,776
3.250%, 06/30/2027	4,000,000	4,039,062
Total U.S. Treasury Obligations (cost $401,345,135)		383,272,611
	Shares	Value
Short-term Investments (0.45%)
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(a)	1,720,915	1,720,915
Total Short-term Investments (cost $1,720,915)		1,720,915
TOTAL INVESTMENTS (99.92%) (cost $403,066,050)		384,993,526
OTHER ASSETS, NET OF LIABILITIES (0.08%)		302,942
NET ASSETS (100.00%)		$385,296,468
(a)	Rate shown is the 7-day yield as of June 30, 2022.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (95.92%)
Alabama (1.60%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 609,234
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	223,945
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	659,779
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	991,596
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	682,839
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,246,416
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.130%	05/01/2029	1,010,000	1,018,653
Orange Beach Water Sewer & Fire Protection Authority Revenue Bonds	4.000%	05/15/2035	1,000,000	1,018,370
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	220,416
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	313,617
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	272,122
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S(a),(b)	4.000%	10/01/2052	1,500,000	1,518,158
				9,775,145
Alaska (1.61%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,126,145
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,079,865
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,438,276
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,127,857
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,485,113
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,160,244
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,265,403
Alaska Housing Finance Corporation Revenue Bonds, Series B-2	5.000%	12/01/2032	1,000,000	1,117,443
				9,800,346
Arizona (1.98%)
Pima County Unified School District No. 1 Tucson, General Obligation Refunding Bonds	5.000%	07/01/2022	1,000,000	1,000,000
County of Pima, Arizona, Sewer System Revenue Bonds, Series A (Prerefunded to 07-01-2022 @ 100)(c)	5.000%	07/01/2023	1,060,000	1,060,000
Maricopa County Elementary School District No. 79 Litchfield Elementary, General Obligation Bonds, Project of 2009, Series A	5.000%	07/01/2023	1,000,000	1,016,188
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation Bonds, Project of 2009, Series A	3.000%	07/01/2023	1,255,000	1,271,785
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,166,682
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,002,278
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	572,601
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,150,248
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	412,206
Maricopa County Union High School District No. 213 Tempe, General Obligation Refunding Bonds	3.000%	07/01/2028	1,000,000	1,011,141
Kyrene Elementary School District No. 28, General Obligation Bonds, Series C	5.000%	07/01/2034	710,000	815,226
Gilbert Water Resource Municipal Property Corporation Revenue Bonds	5.000%	07/15/2036	500,000	583,463
				12,061,818
Arkansas (2.38%)
University of Arkansas Revenue Refunding Bonds	3.000%	11/01/2024	2,315,000	2,366,208
City of Little Rock, Arkansas, General Obligation Refunding Bonds	2.750%	03/01/2025	185,000	185,059
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,090,527
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2028	365,000	389,550
Rogers School District No. 30, General Obligation Refunding Bonds	3.130%	02/01/2030	2,880,000	2,862,765

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Arkansas (Cont.)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2030	$ 785,000	$ 837,798
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	5,115,000	4,751,245
				14,483,152
California (6.41%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	225,000	238,369
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,141,910
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,026,524
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	750,000	755,299
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,596,325
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,990,564
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,212,207
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,749,638
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,871,807
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	562,829
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(c)	4.000%	08/01/2030	1,095,000	1,170,703
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,675,799
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	3,000,000	2,975,376
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	414,910
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	736,784
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	515,840
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2032	750,000	721,199
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	529,820
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	4.000%	08/01/2033	385,000	395,068
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	550,000	568,679
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	620,377
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Series A	5.000%	10/01/2033	1,000,000	1,087,994
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2034	2,000,000	1,890,124
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2034	380,000	359,124
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	212,554
State of California, General Obligation Bonds	5.000%	12/01/2034	1,000,000	1,151,529
Los Angeles Unified School District, California, General Obligation Bonds	5.000%	07/01/2035	2,000,000	2,291,104
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,069,572
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	280,932
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	923,749
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	376,963
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	552,681
Contra Costa Community College District, General Obligation Bonds, Election of 2014, Series C	3.000%	08/01/2036	1,875,000	1,729,771
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	908,118
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	424,438
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C	5.000%	07/01/2037	1,000,000	1,139,588
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	669,214
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	530,089
				39,067,571
Colorado (3.42%)
Arapahoe County School District No. 5 Cherry Creek, General Obligation Bonds, Series B	3.000%	12/15/2023	3,300,000	3,317,791
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,043,109
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	3,001,741
Eagle River Water and Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	488,267
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(c)	4.000%	12/01/2031	1,000,000	1,045,513

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Colorado (Cont.)
Parker Water & Sanitation District Revenue Refunding Bonds	5.000%	11/01/2033	$ 515,000	$ 604,535
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,897,523
Clear Creek School District No. RE-1, General Obligation Bonds	5.000%	12/01/2034	650,000	752,318
Ouray County School District No. R-2 Ridgway, General Obligation Bonds	5.000%	12/01/2034	545,000	630,790
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,500,000	2,723,493
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,025,121
Clear Creek School District No. RE-1, General Obligation Bonds	4.000%	12/01/2035	1,410,000	1,478,870
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2036	1,000,000	1,044,211
City of Westminster, Colorado Water and Wastewater Utility Enterprise Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	1,000,000	1,054,568
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	713,393
				20,821,243
Connecticut (0.91%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(b),(d)	2.000%	07/01/2042	5,700,000	5,525,172
Florida (3.76%)
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(c)	5.000%	10/01/2026	400,000	415,906
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,263,765
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	495,329
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	559,878
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(c)	5.000%	10/01/2032	750,000	779,823
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	4,834,667
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	524,523
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	827,902
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	568,178
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	827,410
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2035	1,000,000	1,082,469
Florida Department of Management Services, Certificate of Participation	3.000%	11/01/2035	1,000,000	883,215
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2036	1,600,000	1,723,467
JEA Water & Sewer System Revenue Refunding Bonds, Series A	3.000%	10/01/2036	5,000,000	4,466,211
Broward County, Florida, Water & Sewer Utility Revenue Bonds, Series A	4.000%	10/01/2038	1,150,000	1,161,416
Broward County, Florida, Water & Sewer Utility Revenue Bonds, Series A	4.000%	10/01/2039	1,500,000	1,519,805
				22,933,964
Georgia (0.51%)
Bartow County Development Authority Revenue Refunding Bonds(e)	1.800%	09/01/2029	1,000,000	888,442
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	228,800
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds	3.000%	04/01/2035	1,000,000	931,764
Coweta County Public Facilities Authority Revenue Bonds	5.000%	09/01/2035	550,000	643,948
Classic Center Authority for Clarke County Revenue Bonds	4.000%	05/01/2037	400,000	401,388
				3,094,342
Hawaii (0.10%)
County of Hawaii, General Obligation Bonds, Series A (Prerefunded to 09-01-2022 @ 100)(c)	5.000%	09/01/2031	575,000	578,361
Idaho (1.16%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	3,039,179
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	465,985
Idaho State University Revenue Bonds	4.000%	04/01/2032	265,000	272,143

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Idaho (Cont.)
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	$ 545,000	$ 521,770
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	183,715
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	398,982
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	262,606
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	258,907
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	272,438
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	280,162
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	176,838
University of Idaho Revenue Refunding Bonds, Series A	5.000%	04/01/2035	420,000	478,213
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	201,790
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	281,581
				7,094,309
Illinois (1.17%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,437,379
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	742,254
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	931,766
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	911,416
Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds	4.000%	01/01/2038	2,000,000	1,997,573
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,109,284
				7,129,672
Indiana (4.31%)
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	01/15/2026	1,190,000	1,294,970
Perry Township Multi School Building Corporation Revenue Bonds	5.000%	07/15/2026	1,105,000	1,211,929
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,163,260
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,235,645
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	524,313
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2028	500,000	533,687
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,047,132
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	225,232
New Albany-Floyd County School Building Corporation Revenue Bonds	4.000%	07/15/2029	2,000,000	2,124,286
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,256,152
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	781,599
Munster School Building Corporation Revenue Bonds	3.380%	01/15/2031	1,095,000	1,107,019
Duneland School Building Corporation Revenue Bonds	4.000%	01/15/2032	1,000,000	1,058,108
Munster School Building Corporation Revenue Bonds	4.000%	07/15/2032	2,285,000	2,408,599
Indiana Finance Authority Revenue Refunding Bonds, Series A	5.000%	02/01/2033	1,500,000	1,731,532
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	598,949
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	896,337
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	370,519
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	615,761
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	924,077
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2035	600,000	661,360
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	632,194
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	769,519
Tippecanoe Valley Akron School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,127,878
				26,300,057
Iowa (2.14%)
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(c)	3.000%	06/01/2025	2,370,000	2,396,075

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Iowa (Cont.)
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(c)	3.000%	06/01/2026	$ 2,445,000	$ 2,471,900
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,613,096
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,015,706
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	944,778
City of Council Bluffs, Iowa, General Obligation Refunding Bonds	3.000%	06/01/2029	1,050,000	1,044,228
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,742,783
Woodbury County Law Enforcement Center Authority Revenue Bonds	4.000%	06/01/2034	795,000	832,553
				13,061,119
Kansas (2.52%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(c)	3.000%	09/01/2026	2,740,000	2,795,330
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(c)	3.000%	09/01/2027	1,490,000	1,520,088
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,010,693
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,425,574
Johnson County Unified School District No. 233 Olathe, General Obligation Refunding Bonds, Series A	5.000%	09/01/2033	1,000,000	1,158,146
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,514,300
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2033	440,000	457,666
City of Manhattan, Kansas, General Obligation Refunding Bonds, Series A	4.000%	11/01/2034	455,000	472,297
				15,354,094
Kentucky (3.13%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,127,961
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,726,400
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,051,266
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.380%	09/15/2030	1,800,000	1,796,927
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.130%	10/01/2030	1,095,000	1,083,832
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,537,635
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,853,033
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,341,247
Glasgow Independent School District Finance Corporation Revenue Bonds	5.000%	02/01/2032	1,000,000	1,150,319
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,501,718
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,884,274
				19,054,612
Louisiana (0.32%)
Jefferson Parish Consolidated Waterworks District No. 2 Revenue Refunding Bonds	4.000%	02/01/2035	1,000,000	1,034,098
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A(f)	5.000%	12/01/2039	830,000	915,520
				1,949,618
Maine (0.74%)
Maine Municipal Bond Bank Revenue Refunding Bonds, Series D	3.000%	11/01/2031	2,000,000	1,948,246
Maine State Housing Authority Revenue Refunding Bonds, Series 1	5.000%	06/15/2034	2,265,000	2,567,301
				4,515,547
Maryland (0.87%)
County of Montgomery, Maryland, General Obligation Bonds, Series B	3.000%	12/01/2028	2,000,000	2,013,531
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,132,659
State of Maryland, General Obligation Bonds, Series A	5.000%	08/01/2034	1,850,000	2,156,181
				5,302,371

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Massachusetts (0.32%)
Town of Northbridge, Massachusetts, General Obligation Bonds	3.000%	06/01/2032	$ 1,000,000	$ 982,693
Town of Swampscott, Massachusetts, General Obligation Bonds	3.000%	03/01/2034	1,000,000	939,772
				1,922,465
Michigan (4.03%)
Hudsonville Public Schools, General Obligation Refunding Bonds	4.000%	05/01/2026	1,290,000	1,309,137
Plymouth-Canton Community School District, General Obligation Bonds, Series A (Prerefunded to 05-01-2023 @ 100)(c)	4.000%	05/01/2026	3,850,000	3,924,619
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(c)	5.000%	05/01/2027	1,000,000	1,052,975
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	521,930
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2027	1,005,000	1,083,377
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(c)	5.000%	05/01/2028	765,000	805,525
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	311,514
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2028	600,000	646,792
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	748,232
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,175,483
St Louis Public Schools, General Obligation Bonds	4.000%	05/01/2032	1,610,000	1,696,971
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	622,616
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	653,824
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	694,085
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	413,323
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,810,222
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,823,652
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	892,802
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,490,802
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	886,220
				24,564,101
Minnesota (3.52%)
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	2.380%	02/01/2025	2,805,000	2,817,188
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	3.000%	02/01/2026	1,000,000	1,008,404
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(c)	3.250%	02/01/2026	3,860,000	3,922,605
Minnetonka Independent School District No. 276, General Obligation Refunding Bonds, Series I (Prerefunded to 02-01-2023 @ 100)(c)	3.000%	02/01/2027	1,590,000	1,603,363
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,255,998
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	551,552
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,194,823
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	961,850
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,872,390
Norwood Young America Independent School District No. 108, General Obligation Bonds, Series A	3.000%	02/01/2037	760,000	711,157
Red Lake County Central Independent School District No. 2906, General Obligation Bonds (School District Credit Program)	4.000%	02/01/2039	500,000	503,580
Minnesota Municipal Gas Agency Revenue Bonds, Series A(b),(g)	4.000%	12/01/2052	3,000,000	3,074,804
				21,477,714

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Mississippi (0.91%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	$ 3,000,000	$ 3,060,519
Mississippi Development Bank Revenue Bonds (Prerefunded to 12-01-2025 @ 100)(c)	4.250%	12/01/2028	2,305,000	2,461,170
				5,521,689
Missouri (1.86%)
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	475,922
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	408,601
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	433,404
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,029,226
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,560,831
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,124,434
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,284,265
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,047,078
				11,363,761
Montana (3.17%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	885,724
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,039,286
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,054,109
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,103,812
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	540,644
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	602,084
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	554,163
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	797,753
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	586,385
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,048,926
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2034	805,000	892,734
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	974,460
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	875,576
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	785,071
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,131,435
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,404,086
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	605,369
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2036	965,000	1,008,411
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	415,714
				19,305,742
Nebraska (1.22%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	147,038
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	190,511
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	159,150
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2028	250,000	273,490
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	264,407
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2029	260,000	284,429
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	341,916
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2030	700,000	749,317
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2032	565,000	604,806
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,042,722
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	507,835
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,067,723
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	984,381
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	842,487
				7,460,212

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Nevada (0.94%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	$ 3,045,000	$ 3,166,137
Clark County School District G.O. Limited Bonds, Series B (BAM Insured)	3.000%	06/15/2038	3,000,000	2,581,145
				5,747,282
New Jersey (1.56%)
South Brunswick Township Board of Education, General Obligation Refunding Bonds	4.000%	12/01/2022	750,000	751,419
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B	3.000%	12/15/2022	600,000	604,163
Madison Borough Board of Education, General Obligation Refunding Bonds, Series B (Prerefunded to 12-15-2022 @ 100)(c)	4.000%	12/15/2023	465,000	470,323
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,408,397
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,042,260
Township of Moorestown, New Jersey, General Obligation Bonds	4.000%	01/15/2030	1,140,000	1,148,035
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,058,709
				9,483,306
New Mexico (3.57%)
Santa Fe Public School District, General Obligation Bonds	3.000%	08/01/2022	2,000,000	2,002,517
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.000%	08/15/2023	1,030,000	1,033,721
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,053,308
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,247,228
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	229,278
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	712,607
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	919,410
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,536,544
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	737,066
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	921,752
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.130%	08/01/2028	1,515,000	1,534,968
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	761,701
Santa Fe Public School District, General Obligation Bonds	3.630%	08/01/2029	3,075,000	3,170,843
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,048,161
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,998,365
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,874,399
				21,781,868
New York (2.90%)
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-2	3.000%	05/15/2032	2,250,000	2,145,640
New York State Environmental Facilities Corporation Revenue Refunding Bonds	5.000%	08/15/2032	1,000,000	1,179,941
Port Authority of New York & New Jersey Revenue Bonds, Series 179	5.000%	12/01/2032	3,000,000	3,118,891
New York City Housing Development Corporation Revenue Bonds	2.750%	11/01/2033	1,500,000	1,333,612
New York City Municipal Water Finance Authority Revenue Refunding Bonds, Series EE	5.000%	06/15/2034	3,000,000	3,465,945
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	854,572
City of New York, General Obligation Bonds, Subseries D-1	5.000%	05/01/2035	1,000,000	1,121,647
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,626,061
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured) (b),(h)	1.100%	11/01/2061	2,000,000	1,800,835
				17,647,144
North Carolina (2.63%)
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2026	1,960,000	2,144,488
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,229,200
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2028	890,000	1,005,040
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	746,669
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2029	935,000	1,066,069
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	281,575
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2030	500,000	576,461
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2031	500,000	571,778

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
North Carolina (Cont.)
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	$ 2,850,000	$ 2,817,072
North Carolina Housing Finance Agency Revenue Bonds	3.050%	01/01/2032	1,580,000	1,512,822
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	973,645
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	848,648
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,126,191
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,121,139
				16,020,797
North Dakota (1.35%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.130%	05/01/2028	845,000	849,006
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	839,146
Bismarck Public School District No. 1, General Obligation Bonds	3.130%	05/01/2030	1,695,000	1,709,148
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2031	1,015,000	1,023,409
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2032	1,060,000	1,053,264
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,297,604
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,467,441
				8,239,018
Ohio (4.66%)
Cincinnati City School District, General Obligation Refunding Bonds	5.250%	12/01/2022	1,000,000	1,015,683
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2025	660,000	674,562
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	190,528
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	363,418
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	182,208
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01-2024 @ 100)(c)	4.000%	12/01/2027	1,250,000	1,303,894
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01-2022 @ 100)(c)	5.000%	11/01/2028	1,000,000	1,011,817
Bellbrook-Sugarcreek Local School District, General Obligation Refunding Bonds	4.000%	12/01/2028	1,565,000	1,641,879
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(c)	5.000%	12/01/2028	225,000	234,811
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(c)	5.000%	11/01/2029	800,000	833,649
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(c)	5.000%	12/01/2029	200,000	208,721
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(c)	5.000%	11/01/2030	1,335,000	1,391,152
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2030	235,000	249,098
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	783,493
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	372,485
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2031	220,000	232,367
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	364,665
American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Prairie State Energy Campus	5.000%	02/15/2032	2,000,000	2,257,356
Lakewood City School District, General Obligation Bonds, Series A (Prerefunded to 11-01-2022 @ 100)(c)	5.000%	11/01/2032	1,500,000	1,517,726
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2032	220,000	230,983
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	324,470
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,807,305
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	389,661
Lakewood City School District, General Obligation Bonds, Series B	4.000%	11/01/2033	370,000	387,582
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	241,430
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	526,583
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	414,948
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	829,655
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,027,614
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	525,627
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	906,646
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,915,388

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	$ 500,000	$ 523,318
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	494,356
Miami University Oxford Revenue Refunding Bonds, Series A	4.000%	09/01/2036	2,000,000	2,015,319
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,042,021
				28,432,418
Oklahoma (1.49%)
City of Tulsa, Oklahoma, General Obligation Bonds	4.000%	03/01/2023	2,500,000	2,504,432
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,002,665
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,930,726
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,660,044
				9,097,867
Oregon (0.90%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	156,650
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(c)	5.000%	06/15/2028	2,500,000	2,644,824
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,701,682
				5,503,156
Pennsylvania (2.03%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	359,667
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	319,714
County of Northampton, Pennsylvania, General Obligation Refunding Bonds, Series B (Prerefunded to 10-01-2022 @ 100)(c)	5.000%	10/01/2030	1,500,000	1,513,277
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(c)	5.000%	11/15/2031	1,365,000	1,456,683
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,361,507
Pennsylvania Housing Finance Agency Revenue Bonds, Series 138A	2.700%	04/01/2033	1,500,000	1,357,923
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	373,904
Twin Valley School District, General Obligation Bonds, Series B	3.000%	04/01/2034	1,300,000	1,196,668
Bethlehem Authority Revenue Refunding Bonds(f)	5.000%	11/15/2034	1,000,000	1,125,655
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2035	800,000	737,163
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	690,548
Millcreek Township School District, General Obligation Bonds	3.000%	09/15/2038	1,000,000	861,012
				12,353,721
Rhode Island (0.11%)
Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	655,586
South Carolina (1.68%)
Fort Mill School District No. 4, General Obligation Refunding Bonds, Series A	4.000%	03/01/2023	2,315,000	2,324,652
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	385,598
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	530,002
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,104,862
Spartanburg Sanitary Sewer District Revenue Refunding Bonds, Series B (Prerefunded to 03-01-2023 @ 100)(c)	5.000%	03/01/2030	2,160,000	2,208,712
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	542,558
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,602,808
Center for Arts & Health Sciences Public Facilities Corporation Revenue Bonds	4.000%	10/01/2036	1,500,000	1,551,311
				10,250,503
Tennessee (0.82%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,176,311
County of Washington, Tennessee, General Obligation Bonds, Series A	3.000%	06/01/2030	935,000	935,898
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	850,817

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Tennessee (Cont.)
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	$ 1,065,000	$ 1,119,024
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	914,428
				4,996,478
Texas (2.28%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,703,674
State of Texas, General Obligation Bonds, Series A	3.000%	08/01/2027	2,325,000	2,360,616
Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds	3.000%	08/01/2031	1,500,000	1,481,194
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	981,931
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2032	250,000	278,692
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	675,354
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,044,307
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	222,346
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2034	1,565,000	1,574,691
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	290,949
Gregory-Portland Independent School District, Texas, General Obligation Bonds, Series A	4.000%	02/15/2035	2,710,000	2,726,264
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	205,410
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	332,505
				13,877,933
Utah (1.17%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,283,277
Intermountain Power Agency Revenue Refunding Bonds, Series A	5.000%	07/01/2029	1,000,000	1,145,785
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,617,415
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	1,000,000	1,046,966
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,042,887
				7,136,330
Vermont (0.56%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	195,889
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	212,123
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	284,186
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	456,927
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	294,872
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	484,036
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,011,051
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	488,272
				3,427,356
Virginia (0.82%)
Loudoun County Sanitation Authority Revenue Refunding Bonds (Prerefunded to 01-01-2023 @ 100)(c)	4.000%	01/01/2027	650,000	658,045
Fairfax County Industrial Development Authority Revenue Refunding Bonds	5.000%	05/15/2029	1,000,000	1,137,358
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,225,082
Virginia Public School Authority Revenue Bonds, Series D (Prerefunded to 08-01-2022 @ 100)(c)	4.000%	08/01/2030	2,000,000	2,004,026
				5,024,511
Washington (6.51%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,316,018
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	2,000,000	2,086,530
State of Washington, General Obligation Refunding Bonds, Series A	4.000%	07/01/2026	2,500,000	2,545,297
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,140,010
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,100,529
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	359,099

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Washington (Cont.)
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	4.000%	12/01/2028	$ 1,000,000	$ 1,054,089
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,043,246
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.130%	12/01/2029	2,000,000	2,036,375
City of Tacoma Solid Waste Utility Revenue Refunding Bonds, Series B	5.000%	12/01/2029	1,525,000	1,667,814
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2030	985,000	1,025,946
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,337,122
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,190,118
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,219,726
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	4,921,527
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	876,914
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,099,669
City of Shoreline, Washington, General Obligation Refunding Bonds	4.000%	12/01/2034	1,000,000	1,036,357
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	531,651
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.380%	12/01/2034	1,040,000	1,110,400
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	663,375
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	522,175
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	820,879
				39,704,866
West Virginia (0.16%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	263,300
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	123,860
Braxton County Board of Education, General Obligation Refunding Bonds	5.000%	05/01/2027	515,000	566,771
				953,931
Wisconsin (5.71%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	2,013,957
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2027	340,000	352,050
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2028	275,000	284,747
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(c)	4.000%	04/01/2029	400,000	414,177
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,062,567
Wisconsin-Dells School District, General Obligation Bonds	3.130%	03/01/2030	1,595,000	1,596,425
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,125,134
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	785,212
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,160,607
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,400,530
Burlington Area School District, General Obligation Bonds	3.130%	04/01/2031	1,000,000	998,132
D. C. Everest Area School District, General Obligation Bonds	3.380%	04/01/2031	3,900,000	3,938,355
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	833,971
Western Technical College District, General Obligation Bonds, Series C	4.000%	04/01/2031	1,000,000	1,055,068
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	314,288
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,337,647
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,113,888
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,410,574
Poynette School District, General Obligation Bonds	3.130%	04/01/2032	1,520,000	1,496,004
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,192,394
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	705,404
Muskego-Norway School District, General Obligation Refunding Bonds(f)	4.000%	04/01/2033	1,000,000	1,042,563
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,437,813

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	$ 1,405,000	$ 1,320,575
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,420,062
				34,812,144
Total Long-term Municipal Bond (cost $601,275,605)				584,664,412
	Shares	Value
Short-term Investments (3.78%)
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(i)	23,048,251	23,048,251
Total Short-term Investments (cost $23,048,251)		23,048,251
TOTAL INVESTMENTS (99.70%) (cost $624,323,856)		607,712,663
OTHER ASSETS, NET OF LIABILITIES (0.30%)		1,824,184
NET ASSETS (100.00%)		$609,536,847
(a)	Security has converted to a fixed rate as of December 9, 2021, and will continue at a fixed rate going forward.
(b)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(d)	Security has converted to a fixed rate as of July 1, 2016, and will continue ar a fixed rate going forward.
(e)	Security has converted to a fixed rate as of November 19, 2021, and will continue at a fixed rate going forward.
(f)	Security purchased on a “when-issued” basis.
(g)	Security has converted to a fixed rate as of March 31,2022, and will continue at a fixed rate going forward.
(h)	Security has converted to a fixed rate as of December 16, 2021, and will continue at a fixed rate going forward.
(i)	Rate shown is the 7-day yield as of June 30, 2022.